Document and Entity Information	8 Months Ended
	Mar. 31, 2011	Feb. 10, 2012
Document and Entity Information
Entity Registrant Name	Sport Tech Enterprises, Inc.
Document Type	S-1
Document Period End Date	Mar. 31, 2011
Amendment Flag	true
Amendment Description	The purpose of this Amendment No. 1 to the Company's 424(b)(2), filed with the Securities and Exchange Commission on February 10, 2012 (the "Final Prospectus"), is solely to furnish Exhibit 101 to the 424(b)(2). Exhibit 101 provides the financial statements and related notes from the 424(b)(2) formatted in XBRL (eXtensible Business Reporting Language).
Entity Central Index Key	0001520586
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding		33,626,800
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY